Financial instruments	12 Months Ended
Dec. 31, 2021
Financial instruments
Financial instruments

14.   Financial instruments

The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at December 31, 2021 and 2020:

As at December 31		2021		2020
		Carrying	Fair	Carrying	Fair
	Level	amount	value	amount	value
Financial assets
Financial assets measured at amortized cost:
Cash	1	$3,495,390	3,495,390	$13,504	13,504
Trade and other receivables	2	242,357	242,357	—	—

Financial liabilities
Financial assets measured at amortized cost:
Trade and other payables	2	$680,328	680,328	$183,895	183,895
Loans and borrowings	2	432,201	432,210	6,240,713	6,240,713
Lease liabilities	2	2,418,706	2,418,706	2,882,152	2,882,152
Secured convertible debenture	2	6,716,190	6,716,190	—	—

The Company has determined the estimated fair values of its financial instruments based on appropriate valuation techniques. The carrying values of current monetary assets and liabilities approximate their fair values due to their relatively short periods to maturity.